                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE
                               -------------------

Report for the Calendar Year or Quarter Ended:    December 31, 2000

Check here if Amendment [  ];       Amendment Number:
This Amendment (Check only one):         [  ]  is a restatement.
                                         [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       CIGNA Corporation
Address:    One Liberty Place
            Philadelphia, PA  19192-1550


Form 13F File Number:      28-1157

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kathryn Pietrowiak
Title:     Assistant Corporate Secretary
Phone:     860-726-8908

Signature, Place, and Date of Signing:

/s/ Kathryn Pietrowiak
--------------------------------------------------------------------------------
[Signature]

Bloomfield, CT
--------------------------------------------------------------------------------
[City, State]

February 12, 2001
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number 28-2293

Name:     TimesSquare Capital Management, Inc.

                              FORM 13F SUMMARY PAGE
                              ---------------------

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   37

Form 13F Information Table Value Total:   $106,055        (thousands)


List of Other Included Managers:

       Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                      FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
NAME OF                   TITLE      CUSIP      VALUE      SHRS OR SH/PRN   PUT/ INVESTMENT OTHER           VOTING AUTHORITY
ISSUER                    OF CLASS              (X$1000)   PRN AMT          CALL DISCRETION MANAGERS    SOLE     SHARED      NONE
--------                  --------   --------   --------   ------- -------- ---- --------   -------- --------- --------- -----------
COLUMN 1                  COLUMN 2   COLUMN 3   COLUMN 4           COLUMN 5      COLUMN 6   COLUMN 7           COLUMN 8
--------                  --------   --------   --------   --------------------- ---------  -------- --------- --------- -----------

ARACRUZ CELULOSE S A SPON SPON ADR C 038496204       284    19,000 SH            DEFINED                19,000
BCE, INC.,                COM        05534B109       682    23,176 SH            DEFINED                23,176
BRAZIL FUND INC COMMON US COM        105759104     1,627    99,000 SH            DEFINED                99,000
BROOKSTONE INC            COM        114537103       813    47,130 SH            DEFINED                47,130
CHECKPOINT SOFTWARE TECH  ORD        M22465104     3,430    25,680 SH            DEFINED                25,680
CIGNA CORP                COM        125509109    38,698   292,500 SH            DEFINED               292,500
COMPANIA CERVECERIAS UNID SPONSORED  204429104       727    33,800 SH            DEFINED                33,800
DEVON ENERGY CORPORATION  COM        25179M103       740    12,139 SH            DEFINED                12,139
EL PASO ENERGY CORP DEL C COM        283905107     4,567    63,764 SH            DEFINED                63,764
EMBRATEL PARTICIPACOES AD SPON ADR P 29081N100     1,255    80,000 SH            DEFINED                                    80,000
EMPRESA NACIONAL ELECRTIC SPONSORED  29244T101     1,550   144,600 SH            DEFINED               144,600
GENERAL COMMUNICATION I-C CL A       369385109       140    19,981 SH            DEFINED                19,981
GRUPO TELEVISA SA DE CV S SP ADR REP 40049J206     1,011    22,500 SH            DEFINED                22,500
INDIA FUND INC. USD0.001  COM        454089103     5,242   434,542 SH            DEFINED               434,542
LAN CHILE S.A. ADR        SPONSORED  501723100       533    67,130 SH            DEFINED                67,130
LTV CORP.                 COM        501921100         4    11,374 SH            DEFINED                11,374
MATAV RT-SPONSORED ADR    SPONSORED  559776109       730    35,615 SH            DEFINED                35,615
MEXICO FUND INC USD 1     COM        592835102       889    60,000 SH            DEFINED                60,000
MSDW INDIA INVESTMENT FUN COM        61745C105     1,980   179,000 SH            DEFINED                                   179,000
NEWS CORP LTD ADR NEW COM ADR NEW    652487703       476    15,000 SH            DEFINED                15,000
NORTEL NETWORKS CORP (NEW COM        656568102     2,311    72,939 SH            DEFINED                72,939
ROYAL BANK OF CANADA      COM        780087102     1,258    37,800 SH            DEFINED                37,800
ROYAL DUTCH PETROLEUM     NY REG GLD 780257804     9,158   147,820 SH            DEFINED               147,820
SOUTHERN PERU COPPER CORP COM        843611104       567    44,000 SH            DEFINED                44,000
SPDR TR                   UNIT SER 1 78462F103     6,835    51,134 SH            DEFINED                51,134
SPRINT CORP               COM FON GR 852061100       237    11,671 SH            DEFINED                11,671
TELE NORTE LESTE PART-ADR SPON ADR P 879246106       684    30,000 SH            DEFINED                                    30,000
TELECOM DE CHILE ADR REP  SPON ADR N 204449300       414    30,800 SH            DEFINED                30,800
TELEFONICA S A            SPONSORED  879382208       958    19,552 SH            DEFINED                19,552
TELEFONOS DE MEXICO SA    SPON ADR O 879403780     5,415   120,000 SH            DEFINED               120,000
TEVA PHARMACEUTICALS INDS ADR        881624209     1,211    16,530 SH            DEFINED                16,530
TORONTO DOMINION BANK     COM NEW    891160509     1,369    48,000 SH            DEFINED                48,000
TREX COMPANY INC          COM        89531P105     7,479   296,932 SH            DEFINED               296,932
TUBOS DE ACERE MEX        ADR NEW    898592506       715    50,000 SH            DEFINED                50,000
VALE RIO DOCE ADR (REP 25 SPON ADR P 204412100     1,354    55,000 SH            DEFINED                                    55,000
VIMPEL-COMMUNICATION-SP A SPONSORED  68370R109       431    29,000 SH            DEFINED                29,000
VINA CONCHA Y TORO S A AD SPONSORED  927191106       281     7,200 SH            DEFINED                 7,200
